S-K 1602, SPAC Registered Offerings	Aug. 25, 2025 USD ($) Months
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have 18 months from the closing of this offering to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe, Possible Extensions | Months	18
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Consistent with our business strategy, we have identified the following general criteria and guidelines that we believe are important in evaluating candidates for our initial business combination. While we intend to use these criteria and guidelines in evaluating prospective businesses, we may deviate from these criteria and guidelines should we consider it appropriate to do so.

●	Established businesses with long-term financial visibility. We will seek to acquire a target that has already generated, or has the near-term potential to generate, strong and stable cash flow, with predictable and recurring revenue streams.
●	Defensible market position. We intend to seek target businesses with strong positions in an industry where they have disruptive or leading competitive technology, distinctive brand equity and/or product competencies.
●	Growth opportunities through capital investment. We intend to seek candidates who may be at a point of achieving high growth and require additional expertise or capital to help drive their further expansion.
●	Talented and incentivized management team with a proven track record. We will focus on candidates with a strong and experienced management team that has a proven track record of driving revenue growth, enhancing profitability and generating strong free cash flow. We will seek to partner with a management team that is well-incentivized and aligned in interest to create enduring shareholder value, with the ambition to take advantage of the improved liquidity and additional capital that can come from a successful U.S. public listing. We expect that the operating and financial abilities of our management and board will help potential target companies to unlock opportunities for future growth and enhanced profitability.
●	Benefit from being a public company. We intend to pursue a business combination with a company that we believe will benefit from being publicly traded and can effectively utilize the broader access to capital and public profile associated with being a public company. We expect that the access to the public capital markets could allow such a target business to accelerate its growth, thereby enhancing its ability to pursue accretive acquisitions, high-return capital projects, and/or strengthen its balance sheet and recruit and retain key employees through the use of publicly-traded equity compensation.
●	Benefit uniquely from our capabilities. We will seek to acquire a business where the collective capabilities of our management and sponsor can be leveraged to tangibly improve the operations and market position of the target.
●	Attractive risk-adjusted returns. We intend to acquire a target that we believe can offer attractive risk-adjusted returns on the investments of our shareholders.

SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private units be deposited in a trust account. Of the net proceeds of this offering and the sale of the private units, $50,000,000 or $10 per unit ($57,500,000, if the underwriters’ over-allotment option is exercised in full) will be placed into a U.S.-based trust account at Citi Bank with Odyssey, acting as trustee. These proceeds include $2,000,000 (or $2,300,000 if the underwriters’ over-allotment option is exercised in full) in deferred underwriting commissions. The funds in the trust account will be invested pursuant to the investment management trust agreement entered into among us and Odyssey. The remaining net proceeds of this offering and the sale of the private units will not be held in the trust account.

Except as set forth below, the proceeds held in the trust account will not be released until the earlier of: (1) the completion of our initial business combination within the required time period and (2) our redemption of 100% of the outstanding public shares if we have not completed a business combination in the required time period. Therefore, unless and until our initial business combination is consummated, the proceeds held in the trust account will not be available for our use for any expenses related to this offering or expenses which we may incur related to the investigation and selection of a target business and the negotiation of an agreement in connection with our initial business combination.

Notwithstanding the foregoing, there will be released to us from the trust account any interest earned on the funds in the trust account that we need to pay our income or other tax obligations. With these exceptions, expenses incurred by us may be paid prior to a business combination only from the net proceeds of this offering not held in the trust account (estimated to initially be $520,000); provided, however, that in order to meet our working capital needs following the consummation of this offering if the funds not held in the trust account are insufficient, our initial shareholders, officers and directors or their affiliates may, but are not obligated to, loan us funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion. Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of our initial business combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the working capital loans may be converted upon consummation of our business combination into private units at a price of $10.00 per unit. If we do not complete a business combination, the loans would be repaid out of funds not held in the trust account, and only to the extent available.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount | $	$ 50,000,000
De-SPAC Consummation Timeframe, How Extended [Text Block]	We will have 18 months from the closing of this initial public offering to complete a business combination. We have no obligation to return funds to investors prior to such date unless we consummate a business combination prior thereto and only then in cases where investors have sought to convert their shares. Only after the expiration of this full time period will public shareholders be entitled to liquidation distributions if we are unable to complete a business combination.
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Potential investors should be aware of the following potential conflicts of interest:

●	None of our officers and directors is required to commit their full time to our affairs and, accordingly, they may have conflicts of interest in allocating their time among various business activities.
●	In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to our company as well as the other entities with which they are affiliated. Our management has pre-existing fiduciary duties and contractual obligations and may have conflicts of interest in determining to which entity a particular business opportunity should be presented.
●	Our officers and directors may in the future become affiliated with entities, including other blank check companies, engaged in business activities similar to those intended to be conducted by our company.
●	Our officers and directors undertake to vote any initial shares and private shares held by them and any public shares purchased during or after this offering (including in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction) in favor of our initial business combination. . Additionally, our officers and directors will not receive distributions from the trust account with respect to any of their initial shares if we do not complete a business combination. Furthermore, our initial shareholders have agreed that the private units will not be sold or transferred by them until after we have completed our initial business combination. In addition, our officers and directors may loan funds to us after this offering and may be owed reimbursement for expenses incurred in connection with certain activities on our behalf which would only be repaid if we complete an initial business combination. For the foregoing reasons, the personal and financial interests of our directors and executive officers may influence their motivation in identifying and selecting a target business, completing a business combination in a timely manner and securing the release of their shares.

Under Cayman Islands law, directors owe the following fiduciary duties:

●	duty to act in good faith in what the director believes to be in the best interests of the company as a whole;
●	duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;
●	directors should not improperly fetter the exercise of future discretion;
●	duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and
●	duty to exercise independent judgment.

In addition to the above, directors also owe a duty to act with skill, care and diligence. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience which that director has.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the post-offering amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. In addition, conflicts of interest may arise when our board evaluates a particular business opportunity with respect to the above-listed criteria. We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor. Furthermore, most of our officers and directors have pre-existing fiduciary obligations to other businesses of which they are officers or directors. To the extent they identify business opportunities which may be suitable for the entities to which they owe pre-existing fiduciary obligations, our officers and directors will honor those fiduciary obligations. Accordingly, it is possible they may not present opportunities to us that otherwise may be attractive to us unless the entities to which they owe pre-existing fiduciary obligations and any successors to such entities have declined to accept such opportunities.

In order to minimize potential conflicts of interest which may arise from multiple corporate affiliations, each of our officers and directors has contractually agreed, pursuant to a written agreement with us, until the earliest of a business combination, our liquidation or such time as he ceases to be an officer or director, to present to our company for our consideration, prior to presentation to any other entity, any suitable business opportunity which may reasonably be required to be presented to us, subject to any pre-existing fiduciary or contractual obligations he might have.

The following table summarizes the other relevant pre-existing fiduciary or contractual obligations of our officers and directors:

Name of Individual(1)	Name of Affiliated Company	Industry	Affiliation(2)
Kok Peng Na	Westin Investment Co. Ltd.	Investment	Director
	Standard Chartered Bank Singapore Ski & Snowboard Academy Pte. Ltd.	Banking Sports	Group Head of Deposits Director and Co-founder

Stanney Patrick Majawit	Majawit & Associates Sdn. Bhd.	Consulting	Director and Co-founder

Richard Keng Chong Lim	Jostar Investment VCC LoneStar Group Rollin & Co.	Wealth Management Manufacturing Financial Services	Executive Director Independent Director Chairman of the Audit Committee

Nakoorsha Bin Abdul Kadir	Nakoorsha Law Corporation National University of Singapore Society Management Committee	Legal Non-profit	Managing Director Vice President
Adrian Xinglun Chung	Mediacorp	Media	Vice President
(1)	Each of the entities listed in this table has priority and preference relative to our company with respect to the performance by each individual listed in this table of his obligations and the presentation by each such individual of business opportunities.
(2)	Our directors and officers owe fiduciary duties to each of the entities that they are affiliated with in accordance with the fiduciary duties owed by persons in such capacity to the entity.

In addition to the above, potential investors should also be aware of the following other potential conflicts of interest:

●	We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.
●	Our initial shareholders purchased initial shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to (i) waive their redemption rights with respect to their initial shares, private shares and public shares in connection with the completion of our initial business combination; (ii) waive their redemption rights with respect to their initial shares, private shares and public shares in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (a) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within the completion window or (b) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity; (iii) waive their rights to liquidating distributions from the trust account with respect to their initial shares and private shares if we fail to complete our initial business combination within the completion window, although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within the prescribed time frame; and (iv) vote any initial shares and private shares held by them and any public shares purchased during or after this offering (including in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction) in favor of our initial business combination. If we do not complete our initial business combination within the prescribed time frame, the private placement units will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their initial shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (1) 180 days after the completion of our initial business combination; or (2) the date following the consummation of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their shares for cash, securities or other property (the “Lock-Up”). Notwithstanding the foregoing, the initial shares will be released from the Lock-Up if (1) the reported closing price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 90 days after our initial business combination or (2) we complete a liquidation, merger, share exchange or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their shares for cash, securities or other property.
●	our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $2,225,000 comprised of the $25,000 purchase price for the initial shares (or approximately $0.0124 per share) and the $2,200,000 purchase price for the private placement units (or $10.00 per units). Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the initial shares as our public shareholders paid for their public shares.
●	certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.
●	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
●	In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.
●	Similarly, if we agree to pay our sponsor or a member of our management team a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.
●	We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

None of our executive officers or directors has previously served as a sponsor, officer or director of any SPAC or has been otherwise involved in any SPAC initial public offering or business combination transaction. While our management has significant experience in banking and financial services, including evaluating, operating, and acquiring businesses, this offering represents their first involvement with a blank check company.

Upon consummation of this offering or thereafter, we will repay up to $300,000 in loans made to us by our sponsor to cover offering-related and organizational expenses, and we will begin paying an affiliate of our sponsor $10,000 per month for office space and administrative and personnel services. In the event that following this offering we obtain working capital loans from our sponsor to finance transaction costs related to our initial business combination, up to $1,500,000 of such loans may be convertible into units of the post-business combination entity at a price of $10.00 per units at the option of our sponsor. Additionally, following consummation of a business combination, members of our management team will be entitled to reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination. As a result, there may be actual or potential material conflicts of interest between members of our management team, our sponsor and its affiliates on one hand, and purchasers in this offering on the other. See the sections titled “Summary — Sponsor Information”, “Summary — Conflicts of Interest”, “Risk Factors — Risks Associated with Our Business — Since our sponsor, officers and directors, any other holder of our initial shares may lose their entire investment in us if our initial business combination is not completed (other than with respect to public shares they may acquire during or after this offering), a conflict of interest may arise in determining whether a particular business combination target is appropriate for our initial business combination.”

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers or directors, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We cannot assure you that any of the above mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their initial shares, and they and the other members of our management team have agreed to vote their initial shares and any shares purchased during or after the offering in favor of our initial business combination, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction.

De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we do not complete our initial business combination within the prescribed time frame, the private placement units will expire worthless.
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (less taxes payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to (i) waive their redemption rights with respect to their initial shares, private shares and public shares in connection with the completion of our initial business combination; (ii) waive their redemption rights with respect to their initial shares, private shares and public shares in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (a) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within the completion window or (b) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity; (iii) waive their rights to liquidating distributions from the trust account with respect to their initial shares and private shares if we fail to complete our initial business combination within the completion window, although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within the prescribed time frame; and (iv) vote any initial shares and private shares held by them and any public shares purchased during or after this offering (including in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction) in favor of our initial business combination.. Unlike many special purpose acquisition companies that hold shareholder votes and conduct proxy solicitations in conjunction with their initial business combinations and provide for related redemptions of public shares for cash upon completion of such initial business combinations even when a vote is not required by law, if a shareholder vote is not required by law and we do not decide to hold a shareholder vote for business or other legal reasons, we will, pursuant to our amended and restated memorandum and articles of association, conduct the redemptions pursuant to the tender offer rules of the SEC, and file tender offer documents with the SEC prior to completing our initial business combination. Our amended and restated memorandum and articles of association require these tender offer documents to contain substantially the same financial and other information about our initial business combination and the redemption rights as is required under the SEC’s proxy rules. If, however, a shareholder approval of the transaction is required by law, or we decide to obtain shareholder approval for business or other reasons, we will, like many special purpose acquisition companies, offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules.

SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, Cayman Islands law also has separate statutory provisions that facilitate the reconstruction or amalgamation of companies in certain circumstances, schemes of arrangement will generally be more suited for complex mergers or other transactions involving widely held companies, commonly referred to in the Cayman Islands as a “scheme of arrangement” which may be tantamount to a merger. In the event that a merger was sought pursuant to a scheme of arrangement (the procedure of which are more rigorous and take longer to complete than the procedures typically required to consummate a merger in the United States), the arrangement in question must be approved by a seventy-five percent (75%) in value of the shareholders or class of shareholders, as the case may be, that are present and voting either in person or by proxy at a meeting, or meeting summoned for that purpose. The convening of the meetings and subsequently the terms of the arrangement must be sanctioned by the Grand Court of the Cayman Islands.
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	if we are unable to complete our initial business combination within 18 months from the closing of this initial public offering, we will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, subject to lawfully available funds therefor, redeem 100% of the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (net of taxes payable and less interest to pay dissolution expenses up to $100,000) divided by the number of then issued and outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve;
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of June 30, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.16	$5.53	$4.47	$4.66	$5.34	$3.37	$6.63	$1.26	$8.74
Assuming No Exercise of Over-Allotment Option
$6.13	$5.51	$4.49	$4.66	$5.34	$3.41	$6.59	$1.41	$8.59

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual Amount of Compensation to be Received or
Securities Issued or to be Issued Consideration Paid or to be PaidWestin Investment Co. Ltd. $10,000 per month Office space, administrative and shared personnel support services Westin Investment Co. Ltd. 2,012,500 Class B Ordinary Shares (including up to an aggregate of 262,500 Class B ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part) $25,000 220,000 (or up to 235,000 units if the underwriters’ over-allotment option is exercised in full) Private Placement Units to be purchased simultaneously with the closing of this offering(2) $2,200,000 (or $2,350,000 if the underwriters’ over-allotment option is exercised in full) Up to $300,000 Repayment of loans made to us to cover offering related and organizational expenses Up to $1,500,000 in working capital loans, which loans may be convertible into units of the post-business combination entity at a price of $10.00 per unit Working capital loans to finance transaction costs in connection with an initial business combination. Such units would be identical to the private placement units. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination Services in connection with identifying, investigating and completing an initial business combination
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

			25% of Maximum		50% of Maximum		75% of Maximum		Maximum
	No Redemptions		Redemptions		Redemptions		Redemptions		Redemptions
	With	Without	With	Without	With	Without	With	Without	With	Without
	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)
Increase attributable to public shareholders	6.25	6.22	5.62	5.60	4.75	4.75	3.46	3.50	1.35	1.50
Pro forma net tangible book value after this offering and the sale of the private placement shares	6.16	6.13	5.53	5.51	4.66	4.66	3.37	3.41	1.26	1.41
Dilution to public shareholders	$3.84	$3.87	$4.47	$4.49	$5.34	$5.34	$6.63	$6.59	$8.74	$8.59
Percentage of dilution to public shareholders	38.40%	38.70	44.70%	44.90%	53.40%	53.40%	66.30%	65.90%	87.40%	85.90%
			25% of Maximum		50% of Maximum		75% of Maximum		Maximum
	No Redemptions		Redemptions		Redemptions		Redemptions		Redemptions
	With	Without	With	Without	With	Without	With	Without	With	Without
	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Numerator:
Net tangible book deficit before this offering	$(184,475)	$(184,475)	$(184,475)	$(184,475)	$(184,475)	$(184,475)	$(184,475)	$(184,475)	$(184,475)	$(184,475)
Net proceeds from this offering and the sale of the private placement shares(1)	58,020,000	50,520,000	58,020,000	50,520,000	58,020,000	50,520,000	58,020,000	50,520,000	58,020,000	50,520,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
Less: Deferred underwriting commissions(2)	(2,300,000)	(2,000,000)	(2,300,000)	(2,000,000)	(2,300,000)	(2,000,000)	(2,300,000)	(2,000,000)	(2,300,000)	(2,000,000)
Less: over-allotment liabilities	-	(188,888)	-	(188,888)	-	(188,888)	-	(188,888)	-	(188,888)
Less: Amounts paid for redemptions(3)	-	-	(12,683,881)	(10,836,659)	(25,367,763)	(21,673,319)	(38,051,644)	(32,509,978)	(50,735,524)	(43,346,636)
	$55,735,525	48,346,637	43,051,644	37,509,978	30,367,762	26,673,318	17,683,881	15,836,659	5,000,001	5,000,001

Denominator:
Ordinary shares outstanding prior to this offering	2,012,500	2,012,500	2,012,500	2,012,500	2,012,500	2,012,500	2,012,500	2,012,500	2,012,500	2,012,500
Ordinary shares forfeited if over-allotment is not exercised	-	(262,500)	-	(262,500)	-	(262,500)	-	(262,500)	-	(262,500)
Ordinary shares offered and sale of private placement shares	5,985,000	5,220,000	5,985,000	5,220,000	5,985,000	5,220,000	5,985,000	5,220,000	5,985,000	5,220,000
Ordinary shares underlying the rights to be included in the public and private units (4)	997,500	870,000	997,500	870,000	997,500	870,000	997,500	870,000	997,500	870,000
Representative shares	57,500	50,000	57,500	50,000	57,500	50,000	57,500	50,000	57,500	50,000
Less: Ordinary shares redeemed	-	-	(1,268,388)	(1,083,666)	(2,536,776)	(2,167,332)	(3,805,164)	(3,250,998)	(5,073,552)	(4,334,664)
	9,052,500	7,890,000	7,784,112	6,806,334	6,515,724	5,722,668	5,247,336	4,639,002	3,978,948	3,555,336
(1)	Expenses applied against gross proceeds include offering expenses of approximately $680,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $1,000,000 in the aggregate, payable to A.G.P (excluding deferred underwriting commissions). See “Use of Proceeds.”
(2)	Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit on units or $2,000,000 in the aggregate or up to $2,300,000 in the aggregate if the underwriters’ over-allotment option is exercised in full payable to A.G.P for deferred underwriting commissions, but such $0.40 per unit shall be due solely on amounts remaining in the trust account following all properly submitted shareholder redemptions in connection with the consummation of our initial business combination. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.
(3)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers, advisors or their affiliates may purchase shares or public units in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting a Business Combination — Permitted Purchases of Our Securities.”
(4)	Assumes the issuance of an additional 833,334 public shares underlying the public rights (or 958,334 public shares if the over-allotment option is exercised in full), and an additional 36,666 private shares underlying the private rights (or 39,166 private shares if the over-allotment option is exercised in full).

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Westin Investment Co. Ltd.	$10,000 per month	Office space, administrative and shared personnel support services
Westin Investment Co. Ltd.	2,012,500 Class B Ordinary Shares	$25,000
	220,000 (or up to 235,000 units if the underwriters’ over-allotment option is exercised in full) Private Units to be purchased simultaneously with the closing of this offering(2)	$2,200,000 (or $2,350,000 if the underwriters’ over-allotment option is exercised in full)
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses.
	Up to $1,500,000 in working capital loans, which loans may be convertible into units of the post-business combination entity at a price of $10.00 per units	Working capital loans to finance transaction costs in connection with an initial business combination. Such units would be identical to the private placement units. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Westin Investment Co. Ltd., our officers, directors, advisors or our or their affiliates	Finder’s fees, advisory fees, consulting fees or success fees(1)	Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the initial shares on a greater than one-to-one basis upon conversion